Goodwill and Intangible Assets, Net - Schedule of Amortization Of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year	$ 160
Year one	643	$ 643
Year two	643	643
Year three	559	643
Year four	393	559
After year four	3,100
Year five		393
After year five		3,099
Intangible assets, net.	$ 5,498	$ 5,980	$ 6,622